Segment Reporting - Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Segment reporting
Number of core business areas | item	2
Revenue from external customers	$ 426,409	$ 356,128	$ 227,976
Interest income	9,599	2,076	3,236
Interest expense	(652)	(592)	(787)
Equity in earnings of equity investees, net of tax	49,753	60,617	79,046
Income tax benefit/(expense)	283	(11,918)	(4,829)
Net loss attributable to the Company	(360,835)	(194,648)	(125,730)
Depreciation/amortization	(8,664)	(7,190)	(6,061)
Additions to non-current assets (other than financial instruments and deferred tax assets)	48,973	30,999	25,235
Segment information
Total assets	1,029,445	1,372,661
Property, plant and equipment	75,947	41,275
Right-of-use assets	8,722	11,879
Leasehold land	11,830	13,169
Goodwill	3,137	3,380
Other intangible asset	85	163
Investments in equity investees	73,777	76,479
Oncology/Immunology segment
Segment reporting
Revenue from external customers	163,844	119,610	30,215
Other Ventures segment
Segment reporting
Revenue from external customers	262,565	236,518	197,761
Reportable segment | Oncology/Immunology segment
Segment reporting
Revenue from external customers	163,844	119,610	30,215
Interest income	678	812	461
Equity in earnings of equity investees, net of tax	5	20	(97)
Income tax benefit/(expense)	4,870	5,862	73
Net loss attributable to the Company	(385,412)	(291,731)	(175,497)
Depreciation/amortization	(8,060)	(6,633)	(5,577)
Additions to non-current assets (other than financial instruments and deferred tax assets)	48,288	29,616	23,328
Segment information
Total assets	297,602	222,650
Property, plant and equipment	74,878	39,911
Right-of-use assets	6,517	8,566
Leasehold land	11,830	13,169
Investments in equity investees	316	480
Reportable segment | Oncology/Immunology segment | R&D
Segment reporting
Revenue from external customers	39,202	43,181	10,262
Interest income	678	812	461
Equity in earnings of equity investees, net of tax	5	20	(97)
Income tax benefit/(expense)	5,501	7,182	240
Net loss attributable to the Company	(402,779)	(295,763)	(182,779)
Depreciation/amortization	(8,060)	(6,633)	(5,577)
Additions to non-current assets (other than financial instruments and deferred tax assets)	48,288	29,616	23,328
Segment information
Total assets	251,618	186,672
Property, plant and equipment	74,878	39,911
Right-of-use assets	6,517	8,566
Leasehold land	11,830	13,169
Investments in equity investees	316	480
Reportable segment | Oncology/Immunology segment | R&D | PRC
Segment reporting
Revenue from external customers	39,202	43,181	10,262
Interest income	674	809	461
Equity in earnings of equity investees, net of tax	5	20	(97)
Income tax benefit/(expense)	(552)	22	(402)
Net loss attributable to the Company	(215,834)	(143,528)	(120,096)
Depreciation/amortization	(7,576)	(6,436)	(5,458)
Additions to non-current assets (other than financial instruments and deferred tax assets)	47,563	25,295	22,574
Segment information
Total assets	221,337	166,802
Property, plant and equipment	72,775	38,049
Right-of-use assets	3,350	4,798
Leasehold land	11,830	13,169
Investments in equity investees	316	480
Reportable segment | Oncology/Immunology segment | R&D | U.S. and others
Segment reporting
Interest income	4	3
Income tax benefit/(expense)	6,053	7,160	642
Net loss attributable to the Company	(186,945)	(152,235)	(62,683)
Depreciation/amortization	(484)	(197)	(119)
Additions to non-current assets (other than financial instruments and deferred tax assets)	725	4,321	754
Segment information
Total assets	30,281	19,870
Property, plant and equipment	2,103	1,862
Right-of-use assets	3,167	3,768
Reportable segment | Oncology/Immunology segment | Marketed Products | PRC
Segment reporting
Revenue from external customers	124,642	76,429	19,953
Income tax benefit/(expense)	(631)	(1,320)	(167)
Net loss attributable to the Company	17,367	4,032	7,282
Segment information
Total assets	45,984	35,978
Reportable segment | Other Ventures segment | PRC
Segment reporting
Revenue from external customers	262,565	236,518	197,761
Interest income	272	282	167
Equity in earnings of equity investees, net of tax	49,748	60,597	79,143
Income tax benefit/(expense)	(1,345)	(14,573)	(824)
Net loss attributable to the Company	54,604	142,890	72,785
Depreciation/amortization	(299)	(318)	(292)
Additions to non-current assets (other than financial instruments and deferred tax assets)	664	1,056	817
Segment information
Total assets	235,500	225,898
Property, plant and equipment	735	746
Right-of-use assets	1,308	1,827
Goodwill	3,137	3,380
Other intangible asset	85	163
Investments in equity investees	73,461	75,999
Unallocated
Segment reporting
Interest income	8,649	982	2,608
Interest expense	(652)	(592)	(787)
Income tax benefit/(expense)	(3,242)	(3,207)	(4,078)
Net loss attributable to the Company	(30,027)	(45,807)	(23,018)
Depreciation/amortization	(305)	(239)	(192)
Additions to non-current assets (other than financial instruments and deferred tax assets)	21	327	$ 1,090
Segment information
Total assets	496,343	924,113
Property, plant and equipment	334	618
Right-of-use assets	$ 897	$ 1,486